Other receivables	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Other receivables	Note 7 – Other receivables
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Employee advance and others	$19,293	$1,711